35. COLLATERALS COMMITTED WITH THIRD PARTIES (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
BBVA Frances | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	$ 0	$ 1,352,450
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
BBVA Frances | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	0	706,963
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
Liberty Mutual | Fetzer Vineyards
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	0	178,585
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
Mexico | VCT México, S. de R.L. de C.V.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	2,223,264	0
Indirect collateral due in 1 year	2,223,264
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
Fetzer | Fetzer Vineyards
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	201,831	0
Indirect collateral due in 1 year	201,831
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
Robino y Galandrino | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	0	1,967,200
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
Credicorp | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	0	992,821
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
BBVA Frances | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	0	749,995
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
Credicorp | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	0	829,913
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
Alfa Laval SpA | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	0	121,682
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
Robino y Galandrino | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	0	106,982
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
Banco de La Nacion | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	0	1,235,648
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
Trivento | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	2,813,819	0
Indirect collateral due in 1 year	0
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
Trivento | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	778,142	0
Indirect collateral due in 1 year	778,142
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
Trivento | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	0	773,974
Indirect collateral due in 1 year		773,974
Indirect collateral due in 2 years		0
Indirect collateral due in over 3 years		0
CREDICOOP COOP | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	708,665	0
Indirect collateral due in 1 year	3,977,211
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
BBVA Frances | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	1,198,478	0
Indirect collateral due in 1 year	7,954,422
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
Credicoop | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	917,096	0
Indirect collateral due in 1 year	15,908,843
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
BBVA Frances | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	566,238	0
Indirect collateral due in 1 year	31,817,687
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	0
Credicoop | Trivento Bodegas y Viñedos S.A.
DisclosureOfCollateralsLineItems [Line Items]
Indirect collateral balances pending	2,612,335	$ 0
Indirect collateral due in 1 year	61,412,110
Indirect collateral due in 2 years	0
Indirect collateral due in over 3 years	$ 0